FAIR VALUE MEASUREMENTS - Schedule of Issuances and Redemptions During the Period (Details) - USD ($) $ in Millions	1 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Repayments of debt					$ 625	$ 0	$ 600	$ 0	$ 0
Proceeds from issuance of long-term debt					$ 1,475	$ 1,200	$ 1,200	$ 325	$ 0
Unsecured Notes Maturing 2025 At 3.76% | Unsecured Notes | TrAIL
Fair Value of Financial Instruments [Line Items]
Interest Rate		3.76%
Repayments of debt		$ 75
Unsecured Notes Maturing 2025 At 3.85% | Unsecured Notes | TrAIL
Fair Value of Financial Instruments [Line Items]
Interest Rate	3.85%
Repayments of debt	$ 550
Senior Notes due 2031 at 5.00% | Senior Unsecured | TrAIL
Fair Value of Financial Instruments [Line Items]
Interest Rate			5.00%
Proceeds from issuance of long-term debt			$ 600
Senior Notes due 2031 at 5.00% | Senior Unsecured | MAIT
Fair Value of Financial Instruments [Line Items]
Interest Rate	5.00%
Proceeds from issuance of long-term debt	$ 200
Senior Unsecured Maturing 2030 At 5.00% | Senior Unsecured | ATSI
Fair Value of Financial Instruments [Line Items]
Interest Rate		5.00%
Proceeds from issuance of long-term debt		$ 225
Senior Unsecured Notes Maturing 2033 At 475 [Member] | Senior Unsecured | FET [Member]
Fair Value of Financial Instruments [Line Items]
Interest Rate				4.75%
Proceeds from issuance of long-term debt				$ 450